Supplement to the
Fidelity® Government Cash Reserves
(formerly Fidelity® Cash Reserves)
January 29, 2016
Prospectus

The following information supplements information found in the "Fund Basics" section above the "Valuing Shares" heading.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Government Cash Reserves normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

CAS-FUS-16-01L 1.746835.132	February 18, 2016

Supplement to the
Fidelity® Government Cash Reserves
(formerly Fidelity® Cash Reserves)
January 29, 2016
Prospectus

The following information supplements information found in the "Fund Basics" section above the "Valuing Shares" heading.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Government Cash Reserves normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

CAS-FUS-16-01 1.712068.134	February 18, 2016